UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09090

AMERISTOCK MUTUAL FUND, INC.
(Exact name of registrant as specified in charter)

1320 Harbor Bay Parkway, Suite 145, Alameda, California	94502
(Address of principal executive offices)	(Zip code)

Nicholas D. Gerber 1320 Harbor Bay Parkway, Suite 145 Alameda, California 94502
(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, DC 20004-2415

Registrant's telephone number, including area code:		(510) 522-3336

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2006

Item 1 – Schedule of Investments.

AMERISTOCK MUTUAL FUND, INC.

QUARTERLY SCHEDULE OF INVESTMENTS

September 30, 2006    (UNAUDITED)

				Shares or
				Principal	Market
Industry		Company	Symbol	Amount	Value
Common Stocks

Apparel Manufacturers	0.70%	Hanesbrands, Inc.*	HBI	189,975	$4,276,337

Banking	16.63%	Bank of America Corp.	BAC	500,754	26,825,392
		CitiGroup Inc.	C	489,816	24,329,160
		PNC Financial Services	PNC	208,686	15,117,214
		Wachovia Corp.	WB	213,300	11,902,140
		Washington Mutual Inc.	WM	526,000	22,865,220

Capital Goods	5.25%	Boeing Co.	BA	164,960	13,007,096
		Caterpillar Inc.	CAT	72,400	4,763,920
		General Electric Co.	GE	399,905	14,116,647

Chemicals & Fertilizer	4.56%	Dow Chemical Co.	DOW	371,880	14,495,882
		Du Pont de Nemours & Co.	DD	308,600	13,220,424

Consumer Staples	15.81%	Coca-Cola Co.	KO	289,380	12,929,498
		Colgate-Palmolive Co.	CL	432,500	26,858,250
		McDonalds Corp.	MCD	87,700	3,430,824
		Pepsico Inc.	PEP	206,960	13,506,210
		Procter & Gamble Co.	PG	240,200	14,887,596
		Sara Lee Corp.	SLE	1,519,800	24,423,186

Diversified	1.86%	3M Co.	MMM	151,520	11,276,118

Electronics	11.42%	Dell Inc.*	DELL	1,027,700	23,472,668
		Intel Corp.	INTC	246,160	5,063,511
		International Business Machines	IBM	319,600	26,188,024
		Texas Instruments Inc.	TXN	441,000	14,663,250

Entertainment	0.78%	Walt Disney Co.	DIS	154,070	4,762,304

Financial - Other	0.93%	Merril Lynch & Co.	MER	72,000	5,631,840

Healthcare	11.78%	Abbott Laboratories	ABT	251,060	12,191,473
		Bristol-Myers Squibb Co.	BMY	561,740	13,998,561
		Johnson & Johnson	JNJ	186,680	12,122,999
		Merck & Co. Inc.	MRK	351,940	14,746,286
		Pfizer Inc.	PFE	516,680	14,653,045
		Wyeth	WYE	76,000	3,863,840

Insurance	3.55%	The Progressive Corp.	PGR	880,000	21,595,200

Oil & Gas	6.71%	BP PLC (ADR)	BP	184,308	12,086,919
		ChevronTexaco Corp.	CVX	222,228	14,413,708
		Exxon Mobil Corp.	XOM	212,200	14,238,620

Retailing	3.42%	Home Depot Inc.	HD	218,595	7,928,441
		Wal-Mart Stores Inc.	WMT	260,200	12,833,064

Services - Data Processing	0.89%	Automatic Data Processing Inc.	ADP	114,600	5,425,164

Software	2.46%	Microsoft Corp.	MSFT	547,560	14,964,815

Telecommunications	6.62%	AT&T	T	397,343	12,937,488
		Comcast Corp.*	CMCSA	409,422	15,087,201
		Verizon Communications Inc.	VZ	327,809	12,171,548

Thrift and Mortgage	2.76%	Fannie Mae	FNM	299,370	16,737,777

Utilities	2.06%	Duke Energy Corp.	DUK	415,333	12,543,057

Total Common Stocks	98.19%	(Cost $558,494,079)			$596,551,917
U.S. Government Agency Obligations
Federal Home Loan Bank Discount Note *		4.28%, Due 10/2/2006		$11,408,000	11,405,325
Total U.S. Government Agency Obligations	1.88%	(Cost $11,405,325)			11,405,325
Total Investments	100.07%	(Cost $569,899,404)			$607,957,242

Liabilities in Excess of Other Assets	-0.07%				(448,207)

Net Assets	100.00%	Equivalent to $43.00 per share on 14,128,685 shares of Capital Stock Outstanding			$607,509,035

*Non-Income Producing

ADR - American Depositary Receipt

See Notes to Schedule of Investments

AMERISTOCK FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2006 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The Ameristock Mutual Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, organized as a corporation under the laws of the State of Maryland on June 15, 1995. The Fund’s investment objective is to seek total return through capital appreciation and current income by investing primarily in equity securities, and under normal market conditions the Fund will invest at least 80% of the value of its net assets in common stocks. The authorized capital stock of the Fund consists of 100 million shares of common stock, par value $.005 per share.

SECURITY VALUATION

Investments in securities are carried at market value. All equity securities that are traded on a national securities exchange are valued at the last sale price at the time of the close of the New York Stock Exchange (NYSE). If on a particular day an exchange-listed security does not trade, then the mean between the closing bid and asked prices will be used. In the case of securities listed on more than one national securities exchange the last quoted sale, up to the time of valuation, on the exchange on which the security is principally traded should be used. If there were no sales on that exchange, the last quoted sale on the other exchange should be used.

For securities that are traded on NASDAQ, the NASDAQ Official Closing Price or NASDAQ Closing Cross price is used, whichever is available. All non-NASDAQ equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the NYSE. If a nonexchange listed security does not trade on a particular day, or if a last sales price, Official Closing Price or Closing Cross price is not available, then the mean between the closing bid and asked price will be used.

Debt securities are valued by using market quotations or a matrix method provided by the Funds’ pricing service.  If prices are not available from the pricing service, then quotations will be obtained from broker/dealers and the securities will be valued at the mean between the bid and the offer.  In the absence of available quotations the securities will be priced at “fair value”.  Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

The cost of securities sold is determined on the identified cost basis. When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors/Trustees.  Security transactions are recorded on the dates transactions are entered into, which is the trade date.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

The net unrealized appreciation/depreciation of investments based on federal tax cost as of September 30, 2006, was as follow:

Gross Appreciation (excess of value over tax cost)	$92,229,528
Gross Depreciation (excess of tax cost over value)	(54,171690)
Net Unrealized Depreciation	$38,057,838
Cost of Investments for Income Tax Purposes	$569,899,404

Item 2 - Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

A certification of the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, is attached as Ex99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERISTOCK MUTUAL FUND, INC.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President/Principal Executive Officer/Treasurer/Principal Financial Officer

Date:	November 29, 2006